As filed with the Securities and Exchange Commission on August 13, 2026
1933 Act File No. 333-123257
1940 Act File No. 811-10325

United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 2,957	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 2,961	☒

VANECK ETF TRUST
(Exact Name of Registrant as Specified in its Charter)

666 Third Avenue, 9th Floor
New York, New York 10017
(Address of Principal Executive Offices)

(212) 293-2000
Registrant’s Telephone Number

Jonathan R. Simon, Esq.
Senior Vice President and General Counsel
Van Eck Associates Corporation
666 Third Avenue, 9th Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Allison M. Fumai, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

Immediately upon filing pursuant to paragraph (b)

X	On September 11, 2026 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

On [date] pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)

On [date] pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 2,904 to its Registration Statement until September 11, 2026. Parts A, B, and C of Registrant's Post-Effective Amendment No. 2,904 under the Securities Act of 1933 and No. 2,908 under the Investment Company Act of 1940, filed on July 30, 2025, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Juan in the Commonwealth of Puerto Rico on the 13th day of August, 2026.

VANECK ETF TRUST

By:	/s/ Laura I. Martinez
Name: Laura I. Martinez
Title: Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ David H. Chow*	Trustee	August 13, 2026
David H. Chow
/s/ Laurie A. Hesslein*	Trustee	August 13, 2026
Laurie A. Hesslein
/s/ R. Alastair Short*	Trustee	August 13, 2026
R. Alastair Short
/s/ Peter J. Sidebottom*	Trustee	August 13, 2026
Peter J. Sidebottom
/s/ Richard D. Stamberger*	Trustee	August 13, 2026
Richard D. Stamberger
/s/ Jan F. van Eck*	President, Chief Executive Officer and Trustee	August 13, 2026
Jan F. van Eck
/s/ John J. Crimmins*	Vice President, Chief Financial Officer and Principal Accounting Officer	August 13, 2026
John J. Crimmins

*By:	/s/ Laura I. Martinez
Laura I. Martinez
Attorney-in-Fact
August 13, 2026